Accounts receivable, net	6 Months Ended
Jun. 30, 2024
Credit Loss [Abstract]
Accounts receivable, net	Accounts receivable, net
Accounts receivable, net consisted of the following:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Accounts receivable, third parties	288,507	243,589
Less: Allowance for doubtful accounts, third parties	(2,688)	(3,546)
Accounts receivable, third parties, net	285,819	240,043
Accounts receivable, related parties	1,583,920	957,248
Less: Allowance for doubtful accounts, related parties	(11,217)	(23,275)
Accounts receivable, related parties, net	1,572,703	933,973

The movement of the allowance for doubtful accounts receivable is as follows:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Balance at the beginning of the period	6,887	13,905
Additions	9,951	15,239
Reversal	(2,426)	(10)
Write-off	(507)	(2,313)
Balance at the end of the period	13,905	26,821

Factoring agreement

In March 2024, the Group entered into an accounts receivable factoring agreement with a finance company of Geely Group with a minimum interest rate of 6.0% per annum. The one-year factoring agreement provides the Group to have access to up to RMB149,000 on a revolving basis, measured by the aggregate amount advanced for the unpaid balance of certain trade accounts receivable from specified customers from time to time.

The Group accounts for transfers of accounts receivable in accordance with ASC 860, Transfers and Servicing (“ASC 860”). Pursuant to ASC 860, the Group does not derecognize customers’ accounts receivable when receiving advance payment from the finance company due to the recourse obligations retained by the Group. As of June 30, 2024, factoring accounts receivable of RMB186,250 were not derecognized and were restricted as security for the advanced amounts of RMB149,000 received by the Group, which were recorded as amounts due to related parties on the unaudited condensed consolidated balance sheets. The factoring proceeds from the finance company was considered financing activities and reported as “Borrowings from related parties” on the unaudited condensed consolidated statements of cash flows.